GOODWILL AND INTANGIBLE ASSET	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSET

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

In April 2019, Gold Leaf acquired 21,000,000 shares, representing all of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, for $61,000, which amount included the purchase price, attorney fees, and transfer fees. At the time of the acquisition, BigSupersearch was considered a “shell company” because it had no operations and no assets. Because no transfer of assets or liabilities occurred, the entire $61,000, representing the consideration paid for all of the issued and outstanding capital stock of BigSupersearch, was recorded as goodwill. Gold Leaf has not commenced operations or done anything with BigSupersearch and it still remains a shell company.

Goodwill may not be amortized. Instead, it is tested at least annually for impairment. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The fair value of goodwill can be measured only as a residual and cannot be measured directly. The Company uses a methodology to determine an amount that achieves a reasonable estimate of the value of goodwill for purposes of measuring an impairment loss. That estimate is referred to as the implied fair value of goodwill.

At December 31, 2019, BigSupersearch had a positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of BigSupersearch exceeded its carrying value, including goodwill. In accordance with the Qualitative Assessment outlined in ASC 350-20-35, Goodwill – Subsequent Measurement (“ASC 350-20-35”), an entity has an unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test.

The Quantitative Assessment is a two-step process as outlined in ASC 350-20-35 and is used to identify both the existence of impairment and the amount of impairment. The first step is to determine the fair value. If the carrying amount is greater than zero and its fair value exceeds its carrying amount, then there is no impairment and the second step is not necessary. If the carrying amount of BigSupersearch exceeds the fair value, then goodwill will be measured for impairment in the second step. The amount of impairment loss recorded is the difference in the excess of the carrying amount over its fair value.

Management determined that for the year ending December 31, 2019, BigSupersearch had no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000. At September 30, 2020 and December 31, 2019, the Company had $0 in goodwill.

Changes in goodwill is as follows:

	September 30,	December 31,
	2020	2019
Beginning of year	$-	$-
Acquired goodwill	-	61,000
Impairment	-	(61,000)
Total goodwill	$-	$-

Intangible asset consisted of the following:

	September 30, 2020	December 31, 2019
Trademark (HighDrate)	$81,750	$81,750
Less: Accumulated Amortization	(10,219)	(4,087)
Total Intangible Asset	$71,531	$77,663

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2020 (remaining three months)	$2,043
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
Thereafter	36,788
$71,531

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

In April 2019, Gold Leaf acquired 21,000,000 shares, representing all of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, for $61,000, which amount included the purchase price, attorney fees, and transfer fees. At the time of the acquisition, BigSupersearch was considered a “shell company” because it had no operations and no assets. Because no transfer of assets or liabilities occurred, the entire $61,000, representing the consideration paid for all of the issued and outstanding capital stock of BigSupersearch, was recorded as goodwill. Gold Leaf has not commenced operations or done anything with BigSupersearch and it still remains a shell company.

Goodwill may not be amortized. Instead, it is tested at least annually for impairment. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The fair value of goodwill can be measured only as a residual and cannot be measured directly. The Company uses a methodology to determine an amount that achieves a reasonable estimate of the value of goodwill for purposes of measuring an impairment loss. That estimate is referred to as the implied fair value of goodwill.

At December 31, 2019, BigSupersearch had a positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of BigSupersearch exceeded its carrying value, including goodwill. In accordance with the Qualitative Assessment outlined in ASC 350-20-35, Goodwill – Subsequent Measurement (“ASC 350-20-35”), an entity has an unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test.

The Quantitative Assessment is a two-step process as outlined in ASC 350-20-35 and is used to identify both the existence of impairment and the amount of impairment. The first step is to determine the fair value. If the carrying amount is greater zero and its fair value exceeds its carrying amount, then no impairment and the second step is not necessary. If the carrying amount of BigSupersearch exceeds the fair value, then goodwill will be measured for impairment in the second step. The amount of impairment loss recorded is the difference in the excess of the carrying amount over its fair value.

Management has determined that for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill was zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000.

Changes in goodwill during the year ending December 31, 2019 and 2018 was as follows:

	2019	2018
Beginning of year	$-	$-
Acquired goodwill	61,000	-
Impairment	(61,000)	-
Total goodwill	$-	$-

Intangible asset consisted of the following at December 31:

	2019	2018
Trademark (HighDrate)	$81,750	$-
Less: Accumulated Amortization	(4,087)	-
Total Intangible Asset	$77,663	$-

Estimated future amortization expense, related to intangible asset as of December 31, 2019 is as follows:

Fiscal year ending:
December 31, 2020	$8,175
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
Thereafter	36,788
$77,663